DESCRIPTION OF THE PLAN (Tables) - EBP 004	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Schedule of Vesting Percentage
Participants become vested in the Company’s matching contributions and nonelective contributions and the related earnings or losses thereon according to the following schedule.

Years of Service	Vested Percentage
Less than 1	0%
1	20%
2	40%
3	60%
4	80%
5 or more	100%

Schedule of Parties-in-Interest Transactions
As of December 31, 2025 and 2024, the statements of net assets available for plan benefits include the following investments and notes receivable with parties-in-interest to the Plan.

	2025	2024
Fidelity Balanced Fund	$125,941,839	$112,045,004
Fidelity Total Bond Fund	14,762,186	12,749,483
Fidelity U.S. Bond Index Fund	6,500,502	5,405,858
Fidelity Stock Selector Small Cap Fund	9,590,617	8,075,604
Aflac Incorporated common stock	192,410,829	194,533,469
Notes receivable from participants	19,074,539	17,945,832